Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.05%	0.05%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.63%	3.31%
Expected rates of salary increase	3.96%	4.02%